Business Combination (Details) - Schedule of Fair Value of the Identifiable Assets Acquired and Liabilities Assumed	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Business Combination (Details) - Schedule of Fair Value of the Identifiable Assets Acquired and Liabilities Assumed [Line Items]
Goodwill			¥ 243,334,346
Total consideration
Younike [Member]
Business Combination (Details) - Schedule of Fair Value of the Identifiable Assets Acquired and Liabilities Assumed [Line Items]
Cash	21,936	3,149
Other current assets	4,821,002	692,215
Current liabilities	(4,842,938)	(695,364)
Bimai [Member]
Business Combination (Details) - Schedule of Fair Value of the Identifiable Assets Acquired and Liabilities Assumed [Line Items]
Cash	2,035	291
Other current assets	2,213,241	316,539
Current liabilities	(2,215,276)	(316,830)
Shenzhen Yichong, Shenzhen Shengtang and Shenzhen Yaodi [Member]
Business Combination (Details) - Schedule of Fair Value of the Identifiable Assets Acquired and Liabilities Assumed [Line Items]
Cash	7,252,052	1,122,073
Other current assets	14,478,000	2,238,141
Plant and equipment	987,482	152,736
Current liabilities	(16,936,210)	(2,619,871)
Net assets of acquirees	5,781,324	893,079
Gain on acquisition	(5,781,318)	(893,078)
Total consideration	6	1
Shanghai Guoyu [Member]
Business Combination (Details) - Schedule of Fair Value of the Identifiable Assets Acquired and Liabilities Assumed [Line Items]
Total consideration	20,000,000	3,090,760
Copyright	8,955,000	1,383,888
Goodwill	13,283,750	2,052,844
Deferred tax liabilities	(2,238,750)	(345,972)
Tapuyu and Pengcheng Keyi [Member]
Business Combination (Details) - Schedule of Fair Value of the Identifiable Assets Acquired and Liabilities Assumed [Line Items]
Cash	161,638	25,335
Other current assets	1,701,734	266,815
Current liabilities	¥ (1,863,372)	$ (292,150)